Corporate Information	12 Months Ended
Dec. 31, 2025
Disclosure Of Corporate Information Explanatory [Abstract]
Corporate Information	Corporate Information
BioNTech SE is a limited company incorporated and domiciled in Germany. American Depositary Shares (ADS)
representing BioNTech SE’s ordinary shares have been publicly traded on the Nasdaq Global Select Market since October 10, 2019. The registered office is located in Mainz, Germany (An der Goldgrube 12, 55131
Mainz). BioNTech SE is registered in the commercial register B of the Mainz Local Court under the number
HRB 48720. The accompanying consolidated financial statements present the financial position and the results of operation of BioNTech SE and its subsidiaries and have been prepared on a going concern basis in accordance with the IFRS Accounting Standards as issued by the International Accounting Standards Board.
References to the “Company”, “BioNTech”, “Group”, “we”, “us” and “our” refer to BioNTech SE and its consolidated subsidiaries, except where the context otherwise requires.
Our consolidated financial statements for the year ended December 31, 2025, were authorized for issue in accordance with a resolution of the Supervisory Board on March 9, 2026.